INCOME TAXES - Deferred Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Deferred Income Tax Assets
Tax loss and credit carryforwards	$ 1,389	$ 1,046
Regulatory and other deferred amounts	532	692
Difference in accounting and tax bases of impaired assets and assets held for sale	537	538
Unrealized foreign exchange losses on long-term debt	154	260
Financial instruments	48	23
Other	70	70
Deferred tax assets, gross	2,730	2,629
Less: Valuation allowance	243	673
Deferred tax assets, net of Valuation allowance	2,487	1,956
Deferred Income Tax Liabilities
Difference in accounting and tax bases of plant, property and equipment	6,661	6,197
Equity investments	1,087	1,087
Taxes on future revenue requirement	287	232
Other	81	106
Deferred tax liabilities, gross	8,116	7,622
Net Deferred Income Tax Liabilities	5,629	5,666
Deferred Income Tax Assets
Other long-term assets (Note 13)	177	37
Deferred Income Tax Liabilities
Deferred Income Tax Liabilities	$ 5,806	$ 5,703